Computation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Net income	$ 652,800	$ 620,000	$ 543,966
Weighted average ordinary shares outstanding (in thousands)	195,647	203,918	206,917
Employee stock options and RSUs (in thousands)	3,840	5,252	7,005
Diluted weighted average ordinary shares outstanding (in thousands)	199,487	209,170	213,922
Basic earnings per ordinary share	$ 3.34	$ 3.04	$ 2.63
Diluted earnings per ordinary share	$ 3.27	$ 2.96	$ 2.54